Distribution Date:	12/17/25	Wells Fargo Commercial Mortgage Trust 2016-BNK1
Determination Date:	12/11/25
Next Distribution Date:	01/16/26
Record Date:	11/28/25	Commercial Mortgage Pass-Through Certificates
Series 2016-BNK1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000GAW4	1.321000%	36,136,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000GAX2	2.399000%	230,000,000.00	205,362,436.34	992,882.54	410,553.74	0.00	0.00	1,403,436.28	204,369,553.80	34.38%	30.00%
A-3	95000GAY0	2.652000%	267,018,000.00	267,018,000.00	0.00	590,109.78	0.00	0.00	590,109.78	267,018,000.00	34.38%	30.00%
A-SB	95000GAZ7	2.514000%	45,766,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	95000GBA1	2.814000%	67,197,000.00	67,197,000.00	0.00	157,576.97	0.00	0.00	157,576.97	67,197,000.00	25.02%	21.88%
B	95000GBD5	2.967000%	44,452,000.00	44,452,000.00	0.00	109,907.57	0.00	0.00	109,907.57	44,452,000.00	18.84%	16.50%
C	95000GBE3	3.071000%	39,284,000.00	39,284,000.00	0.00	123,083.12	0.00	0.00	123,083.12	39,284,000.00	13.37%	11.75%
D	95000GAJ3	3.000000%	39,284,000.00	39,284,000.00	0.00	0.00	0.00	0.00	0.00	39,284,000.00	7.90%	7.00%
E	95000GAL8	2.585000%	18,608,000.00	18,608,000.00	0.00	0.00	0.00	0.00	0.00	18,608,000.00	5.31%	4.75%
F*	95000GAN4	2.585000%	8,271,000.00	8,271,000.00	0.00	0.00	0.00	0.00	0.00	8,271,000.00	4.16%	3.75%
G	95000GAQ7	2.585000%	31,013,795.00	29,860,294.19	0.00	0.00	0.00	0.00	0.00	29,860,294.19	0.00%	0.00%
R	95000GAU8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	95000GAS3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RRI Interest	BCC2BM021	4.212160%	43,527,883.97	37,859,827.93	52,256.98	122,477.94	0.00	0.00	174,734.92	37,807,570.95	0.00%	0.00%
Regular SubTotal			870,557,678.97	757,196,558.46	1,045,139.52	1,513,709.12	0.00	0.00	2,558,848.64	756,151,418.94

X-A	95000GBB9	1.670149%	578,920,000.00	472,380,436.35	0.00	657,454.84	0.00	0.00	657,454.84	471,387,553.80
X-B	95000GBC7	1.286209%	150,933,000.00	150,933,000.00	0.00	161,776.13	0.00	0.00	161,776.13	150,933,000.00
X-D	95000GAA2	1.212160%	39,284,000.00	39,284,000.00	0.00	39,682.08	0.00	0.00	39,682.08	39,284,000.00
X-E	95000GAC8	1.627160%	18,608,000.00	18,608,000.00	0.00	25,231.83	0.00	0.00	25,231.83	18,608,000.00
X-F	95000GAE4	1.627160%	8,271,000.00	8,271,000.00	0.00	11,215.20	0.00	0.00	11,215.20	8,271,000.00
X-G	95000GAG9	1.627160%	31,013,795.00	29,860,294.19	0.00	40,489.57	0.00	0.00	40,489.57	29,860,294.19
Notional SubTotal			827,029,795.00	719,336,730.54	0.00	935,849.65	0.00	0.00	935,849.65	718,343,847.99

Deal Distribution Total					1,045,139.52	2,449,558.77	0.00	0.00	3,494,698.29

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000GAW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000GAX2	892.88015800	4.31688061	1.78501626	0.00000000	0.00000000	0.00000000	0.00000000	6.10189687	888.56327739
A-3	95000GAY0	1,000.00000000	0.00000000	2.21000000	0.00000000	0.00000000	0.00000000	0.00000000	2.21000000	1,000.00000000
A-SB	95000GAZ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	95000GBA1	1,000.00000000	0.00000000	2.34500007	0.00000000	0.00000000	0.00000000	0.00000000	2.34500007	1,000.00000000
B	95000GBD5	1,000.00000000	0.00000000	2.47250000	0.00000000	0.00000000	0.00000000	0.00000000	2.47250000	1,000.00000000
C	95000GBE3	1,000.00000000	0.00000000	3.13316159	(0.57399501)	3.60780674	0.00000000	0.00000000	3.13316159	1,000.00000000
D	95000GAJ3	1,000.00000000	0.00000000	0.00000000	2.50000000	10.03756237	0.00000000	0.00000000	0.00000000	1,000.00000000
E	95000GAL8	1,000.00000000	0.00000000	0.00000000	2.15416649	20.07863446	0.00000000	0.00000000	0.00000000	1,000.00000000
F	95000GAN4	1,000.00000000	0.00000000	0.00000000	2.15416636	35.08970620	0.00000000	0.00000000	0.00000000	1,000.00000000
G	95000GAQ7	962.80684740	0.00000000	0.00000000	2.07404640	81.17918268	0.00000000	0.00000000	0.00000000	962.80684740
R	95000GAU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	95000GAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RRI Interest	BCC2BM021	869.78333144	1.20054033	2.81378116	0.23927444	4.62760492	0.00000000	0.00000000	4.01432149	868.58279112

Notional Certificates
X-A	95000GBB9	815.96841766	0.00000000	1.13565750	0.00000000	0.00000000	0.00000000	0.00000000	1.13565750	814.25335763
X-B	95000GBC7	1,000.00000000	0.00000000	1.07184068	0.00000000	0.00000000	0.00000000	0.00000000	1.07184068	1,000.00000000
X-D	95000GAA2	1,000.00000000	0.00000000	1.01013339	0.00000000	0.00000000	0.00000000	0.00000000	1.01013339	1,000.00000000
X-E	95000GAC8	1,000.00000000	0.00000000	1.35596679	0.00000000	0.00000000	0.00000000	0.00000000	1.35596679	1,000.00000000
X-F	95000GAE4	1,000.00000000	0.00000000	1.35596663	0.00000000	0.00000000	0.00000000	0.00000000	1.35596663	1,000.00000000
X-G	95000GAG9	962.80684740	0.00000000	1.30553420	0.00000000	0.00000000	0.00000000	0.00000000	1.30553420	962.80684740

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/25 - 11/30/25	30	0.00	410,553.74	0.00	410,553.74	0.00	0.00	0.00	410,553.74	0.00
A-3	11/01/25 - 11/30/25	30	0.00	590,109.78	0.00	590,109.78	0.00	0.00	0.00	590,109.78	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	11/01/25 - 11/30/25	30	0.00	657,454.84	0.00	657,454.84	0.00	0.00	0.00	657,454.84	0.00
X-B	11/01/25 - 11/30/25	30	0.00	161,776.13	0.00	161,776.13	0.00	0.00	0.00	161,776.13	0.00
X-D	11/01/25 - 11/30/25	30	0.00	39,682.08	0.00	39,682.08	0.00	0.00	0.00	39,682.08	0.00
X-E	11/01/25 - 11/30/25	30	0.00	25,231.83	0.00	25,231.83	0.00	0.00	0.00	25,231.83	0.00
X-F	11/01/25 - 11/30/25	30	0.00	11,215.20	0.00	11,215.20	0.00	0.00	0.00	11,215.20	0.00
X-G	11/01/25 - 11/30/25	30	0.00	40,489.57	0.00	40,489.57	0.00	0.00	0.00	40,489.57	0.00
A-S	11/01/25 - 11/30/25	30	0.00	157,576.97	0.00	157,576.97	0.00	0.00	0.00	157,576.97	0.00
B	11/01/25 - 11/30/25	30	0.00	109,907.57	0.00	109,907.57	0.00	0.00	0.00	109,907.57	0.00
C	11/01/25 - 11/30/25	30	163,858.56	100,534.30	0.00	100,534.30	(22,548.82)	0.00	0.00	123,083.12	141,729.08
D	11/01/25 - 11/30/25	30	295,367.18	98,210.00	0.00	98,210.00	98,210.00	0.00	0.00	0.00	394,315.60
E	11/01/25 - 11/30/25	30	332,821.54	40,084.73	0.00	40,084.73	40,084.73	0.00	0.00	0.00	373,623.23
F	11/01/25 - 11/30/25	30	271,824.29	17,817.11	0.00	17,817.11	17,817.11	0.00	0.00	0.00	290,226.96
G	11/01/25 - 11/30/25	30	2,448,076.91	64,324.05	0.00	64,324.05	64,324.05	0.00	0.00	0.00	2,517,674.53
RRI Interest	11/01/25 - 11/30/25	30	190,346.60	132,893.05	0.00	132,893.05	10,415.11	0.00	0.00	122,477.94	201,429.85
Totals			3,702,295.08	2,657,860.95	0.00	2,657,860.95	208,302.18	0.00	0.00	2,449,558.77	3,918,999.25

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,494,698.29
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,669,812.99	Master Servicing Fee	5,149.76
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,522.48
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	315.50
ARD Interest	0.00	Operating Advisor Fee	1,539.81
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	214.54
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,669,812.99	Total Fees	11,952.09

Principal		Expenses/Reimbursements
Scheduled Principal	1,045,139.52	Reimbursement for Interest on Advances	90,133.97
Unscheduled Principal Collections		ASER Amount	99,373.79
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	18,794.43
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,045,139.52	Total Expenses/Reimbursements	208,302.19

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,449,558.77
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,045,139.52
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,494,698.29
Total Funds Collected	3,714,952.51	Total Funds Distributed	3,714,952.57

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	757,196,558.46	757,196,558.46	Beginning Certificate Balance	757,196,558.46
(-) Scheduled Principal Collections	1,045,139.52	1,045,139.52	(-) Principal Distributions	1,045,139.52
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	756,151,418.94	756,151,418.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	762,315,948.44	762,315,948.44	Ending Certificate Balance	756,151,418.94
Ending Actual Collateral Balance	761,531,924.03	761,531,924.03

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.21%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	124,604,268.57	16.48%	7	3.4423	NAP	Defeased	7	124,604,268.57	16.48%	7	3.4423	NAP
3,000,000 or less	2	3,128,000.00	0.41%	7	3.7440	3.280000	1.30 or less	7	193,642,519.67	25.61%	8	4.6010	0.157390
3,000,001 to 4,000,000	1	3,928,979.79	0.52%	7	4.8000	0.833900	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	4	18,465,377.10	2.44%	6	4.0924	2.960848	1.41 to 1.50	3	55,611,743.44	7.35%	6	4.3097	1.466966
5,000,001 to 6,000,000	2	11,049,853.91	1.46%	38	4.7519	1.876921	1.51 to 1.75	2	42,873,896.20	5.67%	8	4.7659	1.609463
6,000,001 to 8,000,000	2	13,527,601.70	1.79%	7	4.4682	2.541969	1.76 to 2.00	2	11,219,412.61	1.48%	6	4.6551	1.931830
8,000,001 to 9,000,000	2	16,872,000.00	2.23%	7	3.7440	3.280000	2.01 to 2.25	5	139,595,397.33	18.46%	7	4.4375	2.086390
9,000,001 to 10,000,000	2	18,725,000.00	2.48%	5	4.3744	2.895871	2.26 to 2.50	5	70,849,190.96	9.37%	6	4.2135	2.403498
10,000,001 to 15,000,000	7	84,415,316.59	11.16%	6	4.4244	2.097340	2.51 to 3.00	1	5,365,423.97	0.71%	7	4.1500	2.603200
15,000,001 to 20,000,000	2	31,062,295.71	4.11%	6	4.5218	2.258097	3.01 or greater	12	112,389,566.19	14.86%	7	3.9385	3.315662
20,000,001 to 30,000,000	5	120,834,424.80	15.98%	6	4.1260	2.440049	Totals	44	756,151,418.94	100.00%	7	4.2306	2.157978
30,000,001 to 50,000,000	6	199,544,070.45	26.39%	7	4.4207	0.806976
50,000,001 to 70,000,000	2	109,994,230.32	14.55%	6	4.6482	1.044832
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	44	756,151,418.94	100.00%	7	4.2306	2.157978
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	124,604,268.57	16.48%	7	3.4423	NAP
							Defeased	11	124,604,268.57	16.48%	7	3.4423	NAP
Alaska	1	4,889,566.19	0.65%	6	4.3000	3.281200
							Industrial	5	62,415,101.70	8.25%	6	4.2905	2.381883
Arizona	1	14,119,931.34	1.87%	7	4.7400	1.457300
							Lodging	3	101,388,312.27	13.41%	6	4.5115	2.063521
California	7	120,639,257.20	15.95%	5	4.5098	1.114865
							Mixed Use	2	50,811,948.46	6.72%	7	4.2422	0.972156
Colorado	2	37,241,463.31	4.93%	8	4.1211	2.187264
							Office	5	168,111,121.83	22.23%	7	4.6071	0.564857
Connecticut	1	54,601,890.95	7.22%	7	4.9000	0.052200
							Retail	11	202,048,667.26	26.72%	8	4.1798	2.101542
Florida	1	11,837,500.00	1.57%	6	4.2460	2.401800
							Self Storage	6	46,771,998.85	6.19%	5	4.4956	2.894388
Georgia	2	19,850,470.16	2.63%	6	4.2238	2.165006
							Totals	43	756,151,418.94	100.00%	7	4.2306	2.157978
Illinois	1	10,190,621.75	1.35%	6	4.6840	2.210800

Kentucky	1	11,501,059.97	1.52%	8	4.4000	1.567900

Maryland	2	39,542,068.41	5.23%	7	4.3350	0.551381

Massachusetts	1	15,647,455.83	2.07%	6	4.1680	1.458600

Nevada	2	85,365,423.97	11.29%	7	3.7695	3.431826

New York	3	69,422,969.85	9.18%	7	4.4711	1.505154

Pennsylvania	1	31,372,836.23	4.15%	8	4.9000	1.624700

South Carolina	1	9,127,682.57	1.21%	6	4.1680	1.458600

Texas	4	76,071,952.63	10.06%	11	4.4530	1.823916

Washington	1	20,125,000.00	2.66%	6	4.2360	2.470700

Totals	43	756,151,418.94	100.00%	7	4.2306	2.157978

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	124,604,268.57	16.48%	7	3.4423	NAP	Defeased	7	124,604,268.57	16.48%	7	3.4423	NAP
	3.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	8	80,000,000.00	10.58%	7	3.7440	3.345611	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	10	152,222,890.34	20.13%	7	4.1745	2.137153	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	9	230,528,591.18	30.49%	7	4.3874	1.215550	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	4	35,529,965.70	4.70%	6	4.6971	1.823261	49 months or greater	37	631,547,150.37	83.52%	7	4.3862	1.663985
	4.751% to 5.000%	5	127,581,273.21	16.87%	6	4.9110	0.831948	Totals	44	756,151,418.94	100.00%	7	4.2306	2.157978
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% or greater	1	5,684,429.94	0.75%	67	5.3200	1.191400
	Totals	44	756,151,418.94	100.00%	7	4.2306	2.157978
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	124,604,268.57	16.48%	7	3.4423	NAP	Defeased	7	124,604,268.57	16.48%	7	3.4423	NAP
	120 months or less	37	631,547,150.37	83.52%	7	4.3862	1.663985	Interest Only	17	234,887,500.00	31.06%	6	4.1271	2.046612
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	756,151,418.94	100.00%	7	4.2306	2.157978	121 months to 300 months	20	396,659,650.37	52.46%	8	4.5396	1.437408
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	756,151,418.94	100.00%	7	4.2306	2.157978
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	124,604,268.57	16.48%	7	3.4423	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		7	54,692,000.00	7.23%	7	3.7440	3.280000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	30	576,855,150.37	76.29%	7	4.4471	1.510770	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	756,151,418.94	100.00%	7	4.2306	2.157978
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310936338	RT	Las Vegas	NV	Actual/360	3.744%	78,960.96	0.00	0.00	N/A	07/01/26	--	25,308,000.00	25,308,000.00	12/01/25
1A	310936339				Actual/360	3.744%	26,320.32	0.00	0.00	N/A	07/01/26	--	8,436,000.00	8,436,000.00	12/01/25
1B	310936340				Actual/360	3.744%	14,639.04	0.00	0.00	N/A	07/01/26	--	4,692,000.00	4,692,000.00	12/01/25
1C	310936341				Actual/360	3.744%	4,879.68	0.00	0.00	N/A	07/01/26	--	1,564,000.00	1,564,000.00	12/01/25
1D	306360001				Actual/360	3.744%	26,320.32	0.00	0.00	N/A	07/01/26	--	8,436,000.00	8,436,000.00	12/01/25
1E	306360101				Actual/360	3.744%	14,639.04	0.00	0.00	N/A	07/01/26	--	4,692,000.00	4,692,000.00	12/01/25
1F	306360201				Actual/360	3.744%	4,879.68	0.00	0.00	N/A	07/01/26	--	1,564,000.00	1,564,000.00	12/01/25
1G	306360301				Actual/360	3.744%	78,960.96	0.00	0.00	N/A	07/01/26	--	25,308,000.00	25,308,000.00	12/01/25
2	1647536	OF	Boston	MA	Actual/360	2.798%	186,545.10	0.00	0.00	08/06/26	11/06/28	02/06/26	80,000,000.00	80,000,000.00	12/06/25
3	300801483	OF	Stamford	CT	Actual/360	4.900%	223,733.93	190,092.78	0.00	N/A	07/01/26	--	54,791,983.73	54,601,890.95	07/01/23
4	600933505	LO	Dallas	TX	Actual/360	4.400%	203,460.90	96,995.65	0.00	N/A	06/11/26	--	55,489,335.02	55,392,339.37	12/11/25
5	310934997	OF	Burbank	CA	Actual/360	4.300%	143,333.33	0.00	0.00	N/A	06/11/26	--	40,000,000.00	40,000,000.00	11/11/25
6	600934930	MU	Baltimore	MD	Actual/360	4.300%	126,926.25	71,022.33	0.00	N/A	07/11/26	--	35,421,279.83	35,350,257.50	08/11/25
7	300801480	RT	Various	Various	Actual/360	4.168%	105,944.81	76,736.92	0.00	N/A	06/01/26	--	30,502,345.49	30,425,608.57	12/01/25
8	310929330	OF	Philadelphia	PA	Actual/360	4.900%	128,340.19	57,414.16	0.00	N/A	08/11/26	--	31,430,250.39	31,372,836.23	12/11/25
9	1647547	LO	Melville	NY	Actual/360	4.500%	114,219.33	63,120.53	0.00	N/A	08/01/26	--	30,458,488.68	30,395,368.15	12/01/25
10	1647369	OF	Aurora	CO	Actual/360	4.080%	95,465.68	61,679.00	0.00	N/A	08/01/26	--	28,078,142.31	28,016,463.31	12/01/25
11	310933007	RT	New York	NY	Actual/360	4.400%	117,333.33	0.00	0.00	N/A	07/11/26	--	32,000,000.00	32,000,000.00	12/11/25
12	300801443	RT	Riverside	CA	Actual/360	4.960%	91,576.88	78,734.73	0.00	N/A	03/01/26	--	22,155,696.22	22,076,961.49	12/01/25
13	300801473	IN	Austell	GA	Actual/360	4.246%	50,244.33	0.00	0.00	N/A	06/01/26	--	14,200,000.00	14,200,000.00	12/01/25
14	300801472	IN	West Palm Beach	FL	Actual/360	4.246%	41,885.02	0.00	0.00	N/A	06/01/26	--	11,837,500.00	11,837,500.00	12/01/25
15	300801468	IN	Fife	WA	Actual/360	4.236%	71,041.25	0.00	0.00	N/A	06/01/26	--	20,125,000.00	20,125,000.00	12/01/25
16	1647596	MU	Los Angeles	CA	Actual/360	4.110%	53,089.28	38,828.66	0.00	N/A	08/01/26	--	15,500,519.62	15,461,690.96	12/01/25
17	1647183	LO	Baldwin Park	CA	Actual/360	5.000%	66,276.10	35,720.01	0.00	N/A	07/01/26	--	15,906,263.94	15,870,543.93	12/01/25
18	330933139	LO	San Diego	CA	Actual/360	4.930%	64,239.89	35,879.83	0.00	N/A	05/11/26	--	15,636,484.58	15,600,604.75	12/11/25
19	300801482	OF	Scottsdale	AZ	Actual/360	4.740%	55,878.81	26,602.57	0.00	N/A	07/01/26	--	14,146,533.91	14,119,931.34	12/01/25
21	310933886	RT	Louisville	KY	Actual/360	4.400%	42,272.61	27,833.92	0.00	N/A	08/11/26	--	11,528,893.89	11,501,059.97	12/11/25
22	310935117	RT	Houston	TX	Actual/360	4.150%	38,354.50	24,255.61	0.00	N/A	07/11/26	--	11,090,459.14	11,066,203.53	12/11/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23	300801471	SS	Lisle	IL	Actual/360	4.684%	39,871.31	24,061.75	0.00	N/A	06/01/26	--	10,214,683.50	10,190,621.75	12/01/25
24	330934716	SS	Northridge	CA	Actual/360	4.499%	43,115.42	0.00	0.00	N/A	05/11/26	--	11,500,000.00	11,500,000.00	12/11/25
26	1647719	MF	Westland	MI	Actual/360	3.700%	27,719.70	23,831.99	0.00	N/A	07/01/26	--	8,990,171.46	8,966,339.47	12/01/25
27	300801485	MH	Various	TX	Actual/360	4.600%	33,817.46	16,934.33	0.00	N/A	12/31/25	--	8,821,946.75	8,805,012.42	12/01/25
28	330934721	SS	Rancho Santa	CA	Actual/360	4.499%	35,617.08	0.00	0.00	N/A	05/11/26	--	9,500,000.00	9,500,000.00	12/11/25
29	300801470	IN	Broomfield	CO	Actual/360	4.246%	32,641.12	0.00	0.00	N/A	06/01/26	--	9,225,000.00	9,225,000.00	12/01/25
30	300801489	IN	Brewster	NY	Actual/360	4.670%	27,413.36	16,517.72	0.00	N/A	07/01/26	--	7,044,119.42	7,027,601.70	12/01/25
31	600934524	RT	Las Vegas	NV	Actual/360	4.150%	18,602.05	13,480.77	0.00	N/A	07/11/26	--	5,378,904.74	5,365,423.97	12/11/25
32	300801486	IN	Columbus	OH	Actual/360	4.543%	20,467.92	12,887.53	0.00	N/A	07/01/26	--	5,406,451.61	5,393,564.08	12/01/25
33	330934753	SS	Camarillo	CA	Actual/360	4.250%	23,020.83	0.00	0.00	N/A	06/11/26	--	6,500,000.00	6,500,000.00	12/11/25
34	306360034	RT	Houston	TX	Actual/360	5.320%	25,244.50	9,817.98	0.00	N/A	07/01/31	--	5,694,247.92	5,684,429.94	12/01/25
35	330935119	SS	Anchorage	AK	Actual/360	4.300%	17,564.40	12,127.89	0.00	N/A	06/11/26	--	4,901,694.08	4,889,566.19	12/11/25
36	410933701	SS	Frederick	MD	Actual/360	4.630%	16,212.08	10,024.30	0.00	N/A	05/11/26	--	4,201,835.21	4,191,810.91	12/11/25
38	306360038	RT	Houston	TX	Actual/360	4.800%	15,747.37	7,862.57	0.00	N/A	07/01/26	--	3,936,842.36	3,928,979.79	12/01/25
39	300801469	SS	Passaic	NJ	Actual/360	5.113%	13,569.99	7,092.47	0.00	N/A	06/01/26	03/01/26	3,184,820.14	3,177,727.67	12/01/25
40	300801481	SS	Various	NC	Actual/360	4.720%	9,426.88	5,583.52	0.00	N/A	07/01/26	--	2,396,664.52	2,391,081.00	12/01/25
Totals							2,669,812.99	1,045,139.52	0.00				757,196,558.46	756,151,418.94
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	78,029,697.00	37,234,055.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1F	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1G	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	1,457,418.00	199,606.00	01/01/25	06/30/25	06/11/25	24,361,298.06	1,970,640.57	313,866.65	10,023,298.72	0.00	0.00
4	12,176,147.00	9,025,577.50	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	(3,248,953.00)	(2,317,418.52)	01/01/25	09/30/25	--	0.00	0.00	143,166.66	143,166.66	0.00	0.00
6	1,430,350.18	1,114,436.00	01/01/25	09/30/25	--	0.00	0.00	197,053.01	789,085.66	0.00	0.00
7	10,790,129.52	5,179,495.52	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,610,065.43	5,915,805.29	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,374,039.67	5,177,731.67	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,192,843.00	2,143,913.38	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,122,759.75	1,008,951.57	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,571,781.15	771,333.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,098,390.30	1,549,361.22	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,534,482.64	1,265,029.12	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,393,032.48	2,197,117.32	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,922,688.55	1,987,036.68	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	2,649,927.97	2,960,844.56	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,594,663.47	1,210,240.98	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,454,168.30	765,034.34	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,029,705.22	908,245.70	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	1,647,637.41	1,282,408.52	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,571,841.70	827,286.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,400,147.21	738,716.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,963,346.04	981,241.14	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,014,510.10	843,996.83	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,121,703.00	849,325.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	980,480.32	445,256.99	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	658,568.95	402,885.08	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,152,688.70	884,824.15	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	682,876.60	449,492.90	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	361,151.81	203,011.33	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	153,738,288.47	86,204,842.19				24,361,298.06	1,970,640.57	654,086.32	10,955,551.04	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/25	0	0.00	0	0.00	2	89,952,148.45	0	0.00	1	54,601,890.95	0	0.00	0	0.00	0	0.00	4.230632%	4.181952%	7
11/18/25	0	0.00	1	35,421,279.83	1	54,791,983.73	0	0.00	1	54,791,983.73	0	0.00	0	0.00	1	11,500,000.00	4.231102%	4.182375%	8
10/20/25	1	35,487,824.88	0	0.00	1	54,973,851.33	0	0.00	1	54,973,851.33	0	0.00	0	0.00	0	0.00	4.244518%	4.196250%	9
09/17/25	1	35,558,356.02	0	0.00	1	55,162,431.44	0	0.00	1	55,162,431.44	0	0.00	0	0.00	0	0.00	4.244957%	4.196642%	10
08/15/25	0	0.00	1	35,624,395.38	1	55,342,742.52	0	0.00	1	55,342,742.52	0	0.00	0	0.00	0	0.00	4.245369%	4.197010%	11
07/17/25	1	35,690,191.11	0	0.00	1	55,522,295.99	0	0.00	1	55,522,295.99	0	0.00	0	0.00	1	12,114,022.93	4.245778%	4.197376%	12
06/17/25	0	0.00	1	35,759,999.69	1	55,708,645.73	0	0.00	1	55,708,645.73	0	0.00	0	0.00	0	0.00	4.257560%	4.208893%	13
05/16/25	0	0.00	1	35,825,295.16	1	55,886,661.78	0	0.00	1	55,886,661.78	0	0.00	0	0.00	0	0.00	4.257982%	4.209272%	14
04/17/25	1	35,894,621.35	0	0.00	1	56,071,529.74	0	0.00	1	56,071,529.74	0	0.00	0	0.00	0	0.00	4.258425%	4.209670%	15
03/17/25	0	0.00	0	0.00	1	56,248,021.05	0	0.00	1	56,248,021.05	0	0.00	0	0.00	0	0.00	4.258840%	4.221439%	16
02/18/25	0	0.00	0	0.00	1	56,446,723.03	0	0.00	1	56,446,723.03	0	0.00	0	0.00	0	0.00	4.259325%	4.221884%	17
01/17/25	0	0.00	0	0.00	1	56,621,637.88	0	0.00	1	56,621,637.88	0	0.00	0	0.00	0	0.00	4.259735%	4.222258%	18
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	300801483	07/01/23	28	6	313,866.65	10,023,298.72	0.00	59,708,258.14	03/15/19	7			11/01/23
5	310934997	11/11/25	0	B	143,166.66	143,166.66	0.00	40,000,000.00
6	600934930	08/11/25	3	3	197,053.01	789,085.66	24,100.00	35,624,395.38	03/14/25	4
Totals					654,086.32	10,955,551.04	24,100.00	135,332,653.52
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		357,637,753	357,637,753	0		0
7 - 12 Months		392,829,236	302,877,087	35,350,258		54,601,891
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		5,684,430	5,684,430	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-25	756,151,419	666,199,270	0	0	35,350,258 54,601,891
Nov-25	757,196,558	666,983,295	0	35,421,280	0	54,791,984
Oct-25	769,681,972	679,220,296	35,487,825	0	0	54,973,851
Sep-25	770,719,407	679,998,620	35,558,356	0	0	55,162,431
Aug-25	771,696,891	680,729,753	0	35,624,395	0	55,342,743
Jul-25	772,670,543	681,458,056	35,690,191	0	0	55,522,296
Jun-25	785,854,140	694,385,495	0	35,760,000	0	55,708,646
May-25	786,861,571	695,149,614	0	35,825,295	0	55,886,662
Apr-25	787,923,237	695,957,086	35,894,621	0	0	56,071,530
Mar-25	788,922,528	732,674,507	0	0	0	56,248,021
Feb-25	790,093,309	733,646,586	0	0	0	56,446,723
Jan-25	791,084,064	734,462,426	0	0	0	56,621,638
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	300801483	54,601,890.95	59,708,258.14	77,000,000.00	05/22/25	199,606.00	0.05220	06/30/25	07/01/26	186
6	600934930	35,350,257.50	35,624,395.38	58,000,000.00	05/26/16	625,106.00	0.39470	09/30/25	07/11/26	247
Totals		89,952,148.45	95,332,653.52	135,000,000.00		824,712.00

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	300801483	OF	CT	03/15/19	7

Property transferred to REO effective 11/1/2023. As of 11/30/25, Special Servicer is currently marketing space at the property for rent and continues to pursue its leasing strategy while addressing capital needs, final recovery projected in Q2

2026.

6	600934930	MU	MD	03/14/25	4

The loan transferred 3/25/2025 due to monetary default. The Pre-Negotiation letter has been executed. Special Servicer is currently negotiating a settlement agreement with the Borrower. Borrower has expressed interest to enter into a loan modification. A forbearance agreement is expected to be completed by end of 4Q2025.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
17	1647183	0.00	5.00000%	0.00	5.00000%	10	09/29/20	09/01/20	10/13/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
37	410935200 03/17/21	2,991,039.72	3,950,000.00	3,612,482.56	1,901,805.33	3,612,482.56	1,710,677.23	1,280,362.49	0.00	66,150.54	1,214,211.95	24.28%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		2,991,039.72	3,950,000.00	3,612,482.56	1,901,805.33	3,612,482.56	1,710,677.23	1,280,362.49	0.00	66,150.54	1,214,211.95

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
37	410935200	12/17/24	0.00	0.00	1,214,211.95	0.00	0.00	(481.00)	0.00	0.00	1,214,211.95
		08/17/23	0.00	0.00	1,214,692.95	0.00	0.00	177.98	0.00	0.00
		04/17/23	0.00	0.00	1,214,514.97	0.00	0.00	(65,847.52)	0.00	0.00
		03/17/21	0.00	0.00	1,280,362.49	0.00	0.00	1,280,362.49	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,214,211.95	0.00	0.00	1,214,211.95	0.00	0.00	1,214,211.95

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	11,415.00	0.00	0.00	99,373.79	0.00	0.00	90,133.97	0.00	0.00	0.00
6	0.00	0.00	7,379.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	18,794.43	0.00	0.00	99,373.79	0.00	0.00	90,133.97	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		208,302.19

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27